Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

August 2, 2019

Re:  Allianz Life Insurance Company of North America
Post-Effective Amendment No.1, File No. 333-230901 (Index Advantage Income)

Dear Mr. Cowan:
Enclosed for filing please find Post-Effective Amendment No. 1 to the above referenced Registration Statement on Form S-1. The primary purpose of this filing is to add disclosure related to an additional guarantee to Income Payments if the Level Income payout option is selected. We are also removing the Alternate Minimum Value feature for newly issued contracts.
Any additional required prospectus disclosure, exhibits, and updated financial information, to include unaudited financial statements as of June 30, 2019, will be provided by an additional post-effective amendment on forms S-1 and N-4.
For the convenience of the staff in reviewing the Registration Statement, a red-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America
By: /s/ Stewart D. Gregg
            Stewart D. Gregg